LEASES (Tables)	12 Months Ended
Jun. 30, 2021
LEASES
Reconciliation of right of use leased assets and lease liability from beginning of year to end of year

Right-of-use leased asset	06/30/2021	06/30/2020
Cost
Book value at the beginning of the year	2,369,326	—
Additions for initial application of IFRS 16	—	1,523,177
Additions of the year	913,321	846,149
Exchange differences	405,503	—
Book value at the end of the year	3,688,150	2,369,326

Depreciation	06/30/2021	06/30/2020
Book value at the beginning of the year	1,254,729	—
Additions for initial application of IFRS 16	—	759,045
Exchange differences	278,441	(78,213)
Depreciation of the year	827,320	573,897
Accumulated depreciation at the end of the year	2,360,490	1,254,729
Total	1,327,660	1,114,597

Lease liability	06/30/2021	06/30/2020
Book value at the beginning of the year	1,109,812	—
Additions for initial application of IFRS 16	—	1,523,177
Additions of the year	259,427	702,826
Interest expenses, exchange differences and inflation effects	500,442	(551,232)
Payments of the year	(728,964)	(564,959)
Total	1,140,717	1,109,812

Lease Liabilities	06/30/2021	06/30/2020
Non-current	390,409	444,714
Current	750,308	665,098
Total	1,140,717	1,109,812

Schedule of right-of-use leased assets

	06/30/2021	06/30/2020
Machinery and equipment	661,544	598,561
Vehicles	1,061,184	264,069
Equipment and computer software	582,101	407,546
Land and buildings	1,383,321	1,099,150
	3,688,150	2,369,326